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                          Michael S. Turner                 Goodwin Procter LLP
                          617.570.1163                      Counsellors at Law
                          mturner@goodwinprocter.com        Exchange Place
                                                            Boston, MA 02109
                                                            T: 617.570.1000
                                                            F: 617.523.1231



                                                February 9, 2006

VIA EDGAR AND COURIER

Mr. Michael McTiernan
Special Counsel
United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4561
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Clayton Holdings, Inc.
                  Amendment No. 1 to Registration Statement on Form S-1 Filed December 21, 2005
                  File No. 333-129526

Dear Mr. McTiernan:

     This letter is submitted on behalf of Clayton Holdings, Inc. (the "COMPANY") in response to the comments of the staff of the Division of Corporation Finance (the "STAFF") of the Securities and Exchange Commission (the "COMMISSION") with respect to the Company's Amendment No. 1 to Form S-1 filed on December 21, 2005 ("AMENDMENT NO. 1"), as set forth in your letter dated January 5, 2006 to Frank P. Filipps (the "COMMENT LETTER"). The Company is concurrently filing Amendment No. 2 to the S-1 ("AMENDMENT NO. 2"), which includes changes that reflect responses to the Staff's comments. Additionally, in January 2006, the Company became aware that severance agreements with two former employees were not properly accrued at the time these agreements were executed in fiscal 2005 and accordingly, the Company determined that it was appropriate to restate its previously reported consolidated financial statements for the affected periods.

     For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have enclosed four (4) copies of Amendment No. 2, which has been marked to show the changes from Amendment No. 1. We have also enclosed for your review certain supplemental information requested in the Comment Letter.

     The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company.



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GENERAL

PROSPECTUS COVER PAGE

COMMENT NO. 1

     WE HAVE REVIEWED YOUR RESPONSE TO OUR PRIOR COMMENT NUMBER 3 AND WE REISSUE OUR REQUEST THAT YOU DELETE THE IDENTIFICATION OF UNDERWRITERS SERVING AS "SOLE BOOK-RUNNING MANAGER" AND "CO-LEAD MANAGER" FROM THE PROSPECTUS COVER PAGE. THIS INFORMATION IS NOT LIKELY TO BE MATERIAL TO INVESTORS AND IS THEREFORE NOT APPROPRIATE COVER PAGE DISCLOSURE. REFER TO ITEM 501 OF REGULATION S-K.

RESPONSE TO COMMENT NO. 1

     The Company has revised the prospectus cover page in response to the Staff's comment.

SUMMARY, PAGE 1

COMMENT NO. 2

     WE HAVE REVIEWED YOUR REVISED DISCLOSURE IN RESPONSE TO OUR PRIOR COMMENT NUMBER 4. PLEASE TELL US WHETHER ANY PORTION OF THE $54.1 MILLION IN PROCEEDS TO BE PAID TO FUNDS AFFILIATED WITH TA ASSOCIATES WILL BE PAID TO EITHER OF MESSRS. KAFKER OR CROCKETT.

RESPONSE TO COMMENT NO. 2

     As indicated on Page 6 of Amendment No. 1 to the Registration Statement, investment funds affiliated with TA Associates, Inc. (the "TA FUNDS"), will receive $51.4 million of the proceeds in connection with the redemption of our series A and series B redeemable preferred stock, which will be issued and outstanding, and subsequently redeemed, immediately upon the consummation of this offering. None of this $51.4 million will be paid directly to Messrs. Kafker or Crockett. However, each of Messrs. Kafker and Crockett are investors in the TA Funds, consistent with TA Associates' practice of having its principals invest personal capital alongside the other investors in the TA Funds. As such, each of them has an indirect, pecuniary interest in the series A and series B redeemable preferred stock to be redeemed. When the TA Funds ultimately distribute to investors the proceeds from this redemption, these redemption proceeds will represent a return of capital and not profits.

RECENT DEVELOPMENTS, PAGE 7

COMMENT NO. 3

     A "RECENT DEVELOPMENTS" SECTION IS NOT APPROPRIATE IN AN INITIAL PUBLIC OFFERING. PLEASE REVISE ACCORDINGLY.

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RESPONSE TO COMMENT NO. 3

     The Company has revised the Summary in response to the Staff's comment. A portion of the disclosure formerly under "Recent Developments" has been moved both to "Use of Proceeds" and to "Management's Discussion and Analysis -- Liquidity and Capital Resources."

RISK FACTORS, PAGE 14

IN ORDER TO COMPLY WITH PUBLIC REPORTING REQUIREMENTS, WE MUST CONTINUE TO STRENGTHEN OUR FINANCIAL SYSTEMS AND CONTROLS, AND TO DO SO COULD ADVERSELY AFFECT OUR ABILITY TO PROVIDE TIMELY AND ACCURATE FINANCIAL STATEMENTS, PAGE 20.

COMMENT NO. 4

     WE NOTE YOUR ADDITIONAL DISCLOSURE IN RESPONSE TO OUR PRIOR COMMENT NUMBER
16. PLEASE REVISE YOUR DISCLOSURE FURTHER TO REMOVE MITIGATING LANGUAGE RELATED TO YOUR REMEDIATION EFFORTS.

RESPONSE TO COMMENT NO. 4

     The Company has revised this risk factor to remove the mitigating language in response to the Staff's comment.

STEPHEN M. LAMANDO, OUR FOUNDER AND PRESIDENT, RECENTLY SUBMITTED HIS RESIGNATION WHICH MAY ADVERSELY IMPACT OUR BUSINESS, PAGE 17.

COMMENT NO. 5

     PLEASE REVISE TO DELETE THE SECOND SENTENCE OF UNDER THIS RISK FACTOR HEADING AS IT TENDS TO MITIGATE THE RISK PRESENTED.

RESPONSE TO COMMENT NO. 5

     The Company has revised this risk factor to remove the mitigating language in response to the Staff's comment.

USE OF PROCEEDS, PAGE 26

COMMENT NO. 6

     PLEASE REVISE THIS SECTION TO DESCRIBE THE USE OF PROCEEDS OF THE BNP PARIBAS SENIOR CREDIT FACILITY. SEE INSTRUCTION NUMBER 4 TO ITEM 504 OF REGULATION S-K.

RESPONSE TO COMMENT 6

     The Company has revised this section in response to the Staff's comment.

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UNAUDITED PRO FORMA COMBINED FINANCIAL DATA, PAGE 35

COMMENT NO. 7

     PLEASE REVISE TO PROVIDE A PRO FORMA INCOME STATEMENT FOR NINE-MONTH PERIOD ENDING SEPTEMBER 30, 2005. FOR REFERENCE SEE RULE 11-02(C)(2)(I) OF REGULATION S-X.

RESPONSE TO COMMENT NO. 7

     The Company has added a pro forma income statement for the nine-month period ended September 30, 2005, in response to the Staff's comment. Please note that the "Actual" column in this table presents the combined results of the entities that comprise Clayton, and that the "Pro Forma Adjustments" column presents the adjustments as a result of the December 8, 2005 recapitalization and the new credit facility. The "Offering Adjustments" column will present the adjustments as a result of this offering.

COMMENT NO. 8

     WE HAVE REVIEWED YOUR RESPONSES TO COMMENTS 24 AND 25. PLEASE REVISE TO PROVIDE PRO FORMA ADJUSTMENTS RELATED TO THE OFFERING FOR YOUR PRO FORMA STATEMENTS OF INCOME. ALSO, PRESENT A SUBTOTAL COLUMN BEFORE THE OFFERING ADJUSTMENTS COLUMN AND AFTER THE PRO FORMA ADJUSTMENTS SO THAT INVESTORS CAN CLEARLY SEE THE OPERATING RESULTS OF THE COMBINED ENTITY FOR WHICH THEY WILL BE INVESTING.

RESPONSE TO COMMENT NO. 8

     The Company has revised the pro forma statements of income in response to the Staff's comment.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS, PAGE 39

COMMENT NO. 9

     WE NOTE YOUR RESPONSE TO COMMENT 33 AND YOUR DISCLOSURE ON PAGE 57 THAT YOU USED CASH FROM OPERATIONS AND DEBT TO FUND YOUR OPERATIONS AND GROWTH. WE ALSO NOTE THAT YOUR CASH FROM OPERATIONS FOR THE NINE-MONTHS ENDED SEPTEMBER 30, 2005 FELL TO $2.5 MILLION, AFTER REACHING $28.8 MILLION DURING FISCAL 2004. PLEASE BRIEFLY DESCRIBE THE REASON FOR THE DECREASE IN CASH FROM OPERATIONS AND THE IMPACT IT MAY HAVE ON HOW YOU FUND YOUR OPERATIONS AND GROWTH OVER THE NEXT 12 MONTHS.

RESPONSE TO COMMENT NO. 9

     The Company has revised the disclosure regarding cash from operations in response to the Staff's comment.

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GOVERNMENT REGULATION, PAGE 78

COMMENT NO. 10

     WE HAVE REVIEWED YOUR RESPONSE TO OUR PRIOR COMMENT NUMBER 43. PLEASE CLARIFY FOR US WHETHER QUANTUM HAS ENGAGED IN LOAN SERVICING AND DEBT COLLECTION IN STATES WHERE IT IS NOT YET LICENSED TO DO SO. IN ADDITION, PLEASE TELL US WHAT CONSIDERATION YOU HAVE GIVEN TO INCLUDING A RISK FACTOR DISCUSSING THE POSSIBILITY THAT QUANTUM MAY NOT RECEIVE THE LICENSES NECESSARY TO CONTINUE ALL PORTIONS OF YOUR BUSINESS IN ALL STATES WHERE YOU INTEND TO DO BUSINESS.

RESPONSE TO COMMENT NO. 10

     The Company's subsidiary, Quantum, is a party to a contract (the "QUANTUM CONTRACT") with a third party that requires Quantum to provide services which include loan servicing and debt collection. Pursuant to the Quantum Contract, Quantum may be required to provide these services in all 50 states. Of the states that require debt collection licenses, Quantum has obtained all but four of the required licenses, and expects to receive the remaining licenses by March 31, 2006. Quantum entered into a contract (the "SUB-SERVICER CONTRACT") with a third party sub-servicer to provide the loan servicing services that Quantum is required to provide under the Quantum Contract. The sub-servicer has loan servicing licenses in all states where such licenses are required. As such, Quantum is not directly providing these services and the Company therefore believes that Quantum is not required to have loan servicing licenses. Nonetheless, Quantum has determined to obtain loan servicing licenses in all states where such licenses are required because (i) Quantum wants to have the ability to provide the services directly in the event of a termination or interruption of the Sub-Servicer Contract and (ii) it is possible that one or more states could assert that Quantum's reliance on the sub-servicer's loan servicing licenses is not appropriate. Quantum has filed applications for loan servicing licenses in all states that the Company believes require such licenses, and expects to receive these licenses by March 31, 2006. To date, none of the states in which Quantum provides loan servicing through the sub-servicer have asserted or determined that the Company's reliance on the sub-servicer's loan servicing licenses is not appropriate or not in compliance with state regulatory law.

     The Company considered whether to include a risk factor relating to the loan servicing licenses and determined that there are no material risks to disclose. There is no material risk that Quantum will be unable to obtain licenses in a timely manner. The Company also believes that if the sub-servicer were to discontinue providing services under the Sub-Servicer Contract, Quantum would be able to obtain those services in a timely manner from other qualified sub-servicers at competitive rates. Lastly, the services provided by Quantum represented less than 0.5% of the revenues generated by the Company in fiscal year 2005, and management estimates that Quantum will generate less than 3% of the Company's revenues in fiscal year 2006. An interruption in Quantum's ability to provide these services would not have a material impact on the Company's business or results of operations.

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FINANCIAL STATEMENTS OF CLAYTON HOLDINGS, INC. AND SUBSIDIARIES FOR THE PERIOD
ENDED SEPTEMBER 30, 2005

NOTE 8 - PREFERRED STOCK, PAGE F-19

COMMENT NO. 11

     WE NOTE THAT THE FIRST PARAGRAPH UNDER THIS HEADING STILL DISCUSSES $24,185,493 SHARES OF SERIES B CONVERTIBLE PREFERRED STOCK AND $24,185,493 SHARES OF SERIES B REDEEMABLE PREFERRED STOCK. PLEASE EXPLAIN TO US WHETHER THE $24,185,493 SHARES OF SERIES B REDEEMABLE PREFERRED STOCK SHOULD AGREE TO THE $27,837,046 SHARES OF SERIES B REDEEMABLE PREFERRED STOCK DISCUSSED ON PAGE F-20.

RESPONSE TO COMMENT NO. 11

     The Company has revised the first paragraph of Note 8 to reflect that there are 27,837,046 shares of series B redeemable preferred stock authorized.

AUDITED FINANCIAL STATEMENTS, PAGES F-27 - F-55

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS, PAGE F-33

COMMENT NO. 12

     WE HAVE REVIEWED YOUR RESPONSE TO COMMENT 55. IT APPEARS THAT YOU HAVE COPIED YOUR EXPLANATION OF THE PERIODS PRESENTED FROM THE INTERIM FINANCIAL STATEMENTS TO THE AUDITED FINANCIAL STATEMENTS. PLEASE REVISE TO CLEARLY STATE WHICH ENTITIES AND WHAT PERIODS ARE PRESENTED FOR THE PERIOD JANUARY 1, 2004 THROUGH AUGUST 1, 2004 AND FOR THE PERIOD FROM INCEPTION THROUGH DECEMBER 31, 2004 FOR THE STATEMENTS OF INCOME.

RESPONSE TO COMMENT NO. 12

     The Company has revised the disclosure regarding the periods presented in response to the Staff's comment.

PART II. INFORMATION NOT REQUIRED IN PROSPECTUS

COMMENT NO. 13

     WE HAVE REVIEWED THE DRAFT OPINION OF COUNSEL YOU SUBMITTED. REFER TO THE FINAL SENTENCE OF THE OPINION. PLEASE PROVIDE COUNSEL'S EXPLANATION OF WHAT IS MEANT BY "IN EFFECT" AS IT RELATES TO YOUR REGISTRATION STATEMENT AND THE TIME DURING WHICH COUNSEL'S OPINION IS PROVIDED. ALTERNATIVELY, PROVIDE A REVISED FORM OF OPINION WHICH DOES NOT LIMIT ITS USE TO A TIME PERIOD.

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RESPONSE TO COMMENT NO. 13

     The form of opinion of counsel has been revised to reflect the Staff's comment. Please note that as a result of internal review, one additional revision has been made to the form of opinion of counsel. Please see the draft legal opinion of Goodwin Procter LLP attached hereto as EXHIBIT A, which is provided supplementally for your review and marked to show the changes from the version submitted on December 21, 2005 as EXHIBIT E.

                                      * * *

     If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1163 or John R. LeClaire at (617) 570-1144.

                                                         Sincerely,

                                                         /s/ Michael S. Turner

                                                         Michael S. Turner

Enclosures

cc:      Frank P. Filipps
         Steven L. Cohen
           CLAYTON HOLDINGS, INC.
         John R. LeClaire, Esq.
         Sanford A. Fine
         Arthur R. McGivern
            GOODWIN PROCTER LLP



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                                                                       EXHIBIT A


[Draft legal opinion of Goodwin Procter LLP]